Stock Options and Warrants - 2013 S-1 July Registered Offering - July 19, 2013 - Additional Information (Detail) - USD ($)			12 Months Ended
	Jul. 19, 2013	Jan. 22, 2013	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of agent fee on gross proceeds from Offering	5.00%
Number of warrants issued			837,602
Warrant term		5 years
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum amount of reimbursement payable to agent	$ 75,000
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued	4,445
Percentage of agent warrants to purchase on units issued in offering	5.00%
Warrants initial exercise price	$ 22.50
Warrant term	5 years
Percentage of Agent cash solicitation fee on gross proceeds	5.00%